Subsidiaries (Carrying amounts of total assets and liabilities as at the date of disposal of Jingyong) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Aug. 23, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Total assets	¥ 45,494,075		¥ 44,385,897
Total liabilities	(15,500,227)		¥ (13,923,456)
Jinyong [member]
Disclosure of subsidiaries [line items]
Total assets		¥ 141,121
Total liabilities		(86,181)
Net assets	¥ (54,940)	¥ 54,940